SUMMARY OF CHANGES IN WARRANTS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period | shares	6,960,021
Number of RSUs outstanding, Ending of the period | shares	6,943,483	6,960,021
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 13.90
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	8,414,819	2,416,864
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 4.99	$ 2.95
Warrants, Excercised	(16,538)	(1,939,534)
Weighted Average Exercise Price, Exercised	$ 4.44	$ 2.54
Warrants, Forfeited		(6,000)
Weighted Average Exercise Price, Forfeited		$ 2.50
Warrants, Issued		7,943,489
Weighted Average Exercise Price, Issued		$ 5.10
Number of RSUs outstanding, Ending of the period	8,398,281	8,414,819
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 4.99	$ 4.99